Note 5 - Stockholder's Deficit	9 Months Ended
Sep. 30, 2013
Notes
Note 5 - Stockholder's Deficit

Note 5 – Stockholder’s Deficit

Shares authorized

Upon formation the total number of shares of all classes of stock which the Company is authorized to issue is Five Thousand (5,000) shares, all of which shall be Common Stock, no par value.

Common stock

Upon formation, the Company issued 1,020 shares of common stock to its president for a total cash consideration of $100.

Additional paid in capital

Subsequent to formation the president contributed $900 to the Company for working capital.